                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             (Amendment No. 1 to)
                                  FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item 1 - Report to Stockholders

                            THE GNMA FUND INVESTMENT
                           ACCUMULATION PROGRAM, INC.

                                 GNMA FUND LOGO

                                 ANNUAL REPORT
                               DECEMBER 31, 2004

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
DECEMBER 31, 2004--ANNUAL REPORT
--------------------------------------------------------------------------------

To Our Shareholders:

     We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the year ended December 31, 2004.

     During the year, the Program generated net investment income of 4.75% as an annualized percentage of average net assets and paid dividends of $1.03 per share.

     During the year, interest rates on 30-year Treasury securities fluctuated from a low of 4.64% in March to a high of 5.56% in May. GNMA current coupons purchased for the Program fluctuated between 5% and 5.5% during the year. Principal paydowns of the GNMA pools held in the Program averaged $4 million per month. Purchases of Program shares averaged $100,000 per month and redemptions averaged $1.5 million per month.

     Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in short-term U.S. Treasury bills. This contributed $19,787 of income to the Program.

     The Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend. Thank you for your investment in The GNMA Fund Investment Accumulation Program, Inc.

                                               Sincerely,

                                               /s/ Robert C. Doll, Jr.
                                               Robert C. Doll, Jr.
                                               President and Chief Investment
                                               Officer
                                               Merrill Lynch Investment Managers

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
ABOUT FUND PERFORMANCE
--------------------------------------------------------------------------------

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
RECENT PERFORMANCE RESULTS
--------------------------------------------------------------------------------

                                                                6-MONTH        12-MONTH     STANDARDIZED
                  AS OF DECEMBER 31, 2004                     TOTAL RETURN   TOTAL RETURN   30-DAY YIELD
--------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.*             +3.91%         +4.48%          4.76%
--------------------------------------------------------------------------------------------------------
Citigroup 30-Year GNMA Index**                                   +3.90          +4.56             --
--------------------------------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index is a market capitalization-weighted index, which consists of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
GRAPH

                                                                  THE GNMA FUND INVESTMENT
                                                                     ACCUMULATION, INC.               CITIGROUP 30-YEAR GNMA
                                                                  ------------------------            ----------------------
12/94                                                                     10000.00                           10000.00
12/95                                                                     11751.00                           11694.00
12/96                                                                     12267.00                           12351.00
12/97                                                                     13391.00                           13511.00
12/98                                                                     14329.00                           14433.00
12/99                                                                     14417.00                           14720.00
12/00                                                                     15998.00                           16373.00
12/01                                                                     17207.00                           17723.00
12/02                                                                     18773.00                           19268.00
12/03                                                                     19206.00                           19845.00
12/04                                                                     20075.00                           20750.00

+ Assuming transaction costs and other operating expenses, including advisory fees and reimbursement of all expenses. The GNMA Fund Investment Accumulation Program, Inc. invests primarily in mortgage-backed debt securities guaranteed by the Government National Mortgage Association.
++ This unmanaged Index is a market capitalization-weighted index, which consists of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

    Past performance is not predictive of future results.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                       PERIOD COVERED                            RETURN
--------------------------------------------------------------------------
One Year Ended 12/31/04                                          +4.48%
--------------------------------------------------------------------------
Five Years Ended 12/31/04                                        +6.85
--------------------------------------------------------------------------
Ten Years Ended 12/31/04                                         +7.22
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
DISCLOSURE OF EXPENSES
--------------------------------------------------------------------------------

Shareholders of this fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2004 and held through December 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the fund and in comparing these expenses with similar costs of investing in other mutual funds.

     The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

     The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING          ENDING          DURING THE PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE         JULY 1, 2004
                                                              JULY 1, 2004    DECEMBER 31, 2004   TO DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.              $1,000           $1,039.10              $2.49
----------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)**
----------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.              $1,000           $1,022.97              $2.47
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Program's annualized expense ratio of .48%, multiplied by the average account value over the period, multiplied by 186/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 366.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
PORTFOLIO INFORMATION AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------
                                                                 PERCENT
                                                                OF TOTAL
ASSET MIX                                                      INVESTMENTS
--------------------------------------------------------------------------
Ginnie Mae MBS Certificates.................................      98.0%
Other*......................................................       2.0
--------------------------------------------------------------------------

* Includes investments in short-term securities.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                             FACE       INTEREST
                         ISSUE                              AMOUNT        RATE        MATURITY DATE(S)          VALUE
                         -----                              ------      --------      ----------------          -----

GOVERNMENT AGENCY
MORTGAGE-BACKED
OBLIGATIONS*--98.9%
                         Ginnie Mae MBS Certificates      $52,852,974     5.00 %    11/15/2032-1/15/2035     $ 52,952,257
                                                           43,357,192     5.50       3/15/2032-6/15/2034       44,328,688
                                                           18,196,604     6.00      11/15/2023-12/15/2032      18,897,348
                                                            9,894,072     6.50       5/15/2023-4/15/2032       10,442,734
                                                            8,357,009     7.00      3/15/2022-12/15/2030        8,918,902
                                                            3,138,247     7.50       2/15/2022-9/15/2030        3,385,982
                                                            1,315,692     8.00       3/15/2017-5/15/2030        1,435,003
                                                              763,104     8.50       6/15/2016-5/15/2025          838,865
                                                              453,444     9.00      4/15/2016-10/15/2021          507,940
                                                              733,515     9.50      10/15/2009-11/15/2020         825,694
                                                              576,087    10.00       2/15/2016-6/15/2018          639,880
                                                              171,898    11.50      4/15/2013-12/15/2015          194,413
                                                               81,299    12.00      2/15/2013-11/15/2015           92,084
                                                                4,906    13.00            4/15/2013                 5,622
                                                                2,271    13.50            5/15/2011                 2,605
                                                               15,177    14.50            4/15/2013                17,741
                                                               82,207    15.00            6/15/2013                96,731
                                                               27,882    16.00       3/15/2012-4/15/2012           32,850
                                                              141,874    17.00      10/15/2011-1/15/2012          167,962
-------------------------------------------------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST--$140,706,338)--98.9%                               143,783,301
-------------------------------------------------------------------------------------------------------------------------
                                                 SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT
OBLIGATIONS**--2.1%
                         U.S. Treasury Bills                3,000,000     2.076           1/18/2005             2,997,406
-------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST--$2,997,406)--2.1%.....................................................      2,997,406
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$143,703,744***)--101.0%.........................................................    146,780,707
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.0%).............................................................     (1,426,912)
                                                                                                             ------------
NET ASSETS--100.0%........................................................................................   $145,353,795
                                                                                                             ============

* Mortgage-Backed & Asset-Backed Obligations are subject to accelerated principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at December 31, 2004.
*** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

Aggregate cost..............................................   $143,703,744
                                                               ============
Gross unrealized appreciation...............................   $  3,424,351
Gross unrealized depreciation...............................       (347,388)
                                                               ------------
Net unrealized appreciation.................................   $  3,076,963
                                                               ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments in unaffiliated securities, at value
     (identified cost--$143,703,744)........................                  $146,780,707
  Cash......................................................                     4,016,295
  Interest receivable.......................................                       703,788
  Prepaid expenses and other assets.........................                       115,160
                                                                              ------------
  Total assets..............................................                   151,615,950
                                                                              ------------
LIABILITIES:
  Payables:
     Securities purchased...................................  $  6,003,917
     Administration fee.....................................        27,896
     Capital shares redeemed................................        14,628
     Other affiliates.......................................           786       6,047,227
                                                              ------------
  Accrued expenses..........................................                       214,928
                                                                              ------------
  Total liabilities.........................................                     6,262,155
                                                                              ------------
NET ASSETS:
  Net assets................................................                  $145,353,795
                                                                              ============
CAPITAL:
  Common Stock, $.01 par value, 25,000,000 shares
     authorized.............................................                  $     69,145
  Paid-in capital in excess of par..........................                   142,390,470
  Accumulated realized capital losses--net..................  $   (182,783)
  Unrealized appreciation--net..............................     3,076,963
                                                              ------------
  Total accumulated earnings--net...........................                     2,894,180
                                                                              ------------
  Total capital--Equivalent to $21.02 per share based on
     6,914,541 shares of capital stock outstanding..........                  $145,353,795
                                                                              ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................             $7,980,607
EXPENSES:
  Transfer agent fees.......................................  $313,121
  Administration fees.......................................   302,080
  Custodian fees............................................   152,574
  Professional fees.........................................    35,730
  Accounting services.......................................    35,698
  Printing and shareholder reports..........................    32,389
  Pricing services..........................................    30,041
  Directors' fees and expenses..............................    10,794
  Registration fees.........................................     2,550
  Other.....................................................    32,582
                                                              --------
  Total expenses............................................                947,559
                                                                         ----------
  Investment income--net....................................              7,033,048
                                                                         ----------
UNREALIZED LOSS--NET:
  Change in unrealized appreciation on investments--net.....               (528,781)
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $6,504,267
                                                                         ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED
                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2004           2003
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income--net....................................  $  7,033,048   $  7,773,850
  Change in unrealized appreciation--net....................      (528,781)    (4,015,103)
                                                              ------------   ------------
  Net increase in net assets resulting from operations......     6,504,267      3,758,747
                                                              ------------   ------------
DIVIDENDS TO SHAREHOLDERS:
  Dividends to shareholders from investment income--net.....    (7,332,093)    (7,728,379)
                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of capital shares..................     1,276,427      5,142,533
  Value of shares issued to shareholders in reinvestment of
     dividends..............................................     6,615,268      6,981,869
                                                              ------------   ------------
  Total issued..............................................     7,891,695     12,124,402
  Cost of capital shares reacquired.........................   (18,190,405)   (17,435,705)
  Net equalization included in the price of capital shares
     sold and reacquired....................................            --        (40,095)
                                                              ------------   ------------
  Net decrease in net assets resulting from capital shares
     transactions...........................................   (10,298,710)    (5,351,398)
                                                              ------------   ------------
NET ASSETS:
  Total decrease in net assets..............................   (11,126,536)    (9,321,030)
  Beginning of year.........................................   156,480,331    165,801,361
                                                              ------------   ------------
  End of year*..............................................  $145,353,795   $156,480,331
                                                              ============   ============
  *Undistributed investment income--net.....................            --   $    142,877
                                                              ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following per share data and ratios have been derived from information provided in the financial statements.

                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
                                                  2004       2003       2002       2001       2000
                                                --------   --------   --------   --------   --------
Increase (Decrease) in Net Asset Value:
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year..........  $  21.13   $  21.66   $  21.01   $  20.78   $  19.95
                                                --------   --------   --------   --------   --------
  Investment income--net......................       .99       1.05       1.19       1.28       1.32
  Realized and unrealized gain--net...........      (.07)      (.55)       .67        .26        .79
                                                --------   --------   --------   --------   --------
  Total from investment operations............       .92        .50       1.86       1.54       2.11
                                                --------   --------   --------   --------   --------
  Less dividends from investment
     income--net..............................     (1.03)     (1.03)     (1.21)     (1.31)     (1.28)
                                                --------   --------   --------   --------   --------
  Net asset value, end of year................  $  21.02   $  21.13   $  21.66   $  21.01   $  20.78
                                                ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:*
  Based on net asset value per share..........      4.48%      2.31%      9.12%      7.60%     10.98%
                                                ========   ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................       .63%       .64%       .63%       .58%       .58%
                                                ========   ========   ========   ========   ========
  Investment income--net......................      4.65%      4.82%      5.59%      6.07%      6.53%
                                                ========   ========   ========   ========   ========
SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands)......  $145,354   $156,480   $165,801   $169,119   $172,596
                                                ========   ========   ========   ========   ========
  Portfolio turnover..........................     24.02%     42.65%     25.34%         0%         0%
                                                ========   ========   ========   ========   ========

*    Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

     The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Program's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

     The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of investments -- Investments are valued by the Program's pricing agent, FT Interactive Data Corporation (the "Evaluator"). These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities. The Board of Directors has examined the methods used by the Evaluator in estimating the value of portfolio securities and believes that such methods reasonably and fairly approximate the prices at which portfolio securities may be sold and will result in a good faith determination of the fair value of the securities; however, there is no assurance that the portfolio securities can be sold at the prices at which they are valued.

(b) Income taxes -- It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Program amortizes all premiums and discounts on debt securities.

(d) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(e) Paydown gains and losses are recorded as adjustments to net investment income.

(f) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $155,698 has been reclassified between accumulated net realized capital losses and undistributed net investment income as a result of permanent differences attributable to paydown gains/losses. This reclassification has no effect on net assets or net asset values per share.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Program has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), Prudential Securities Inc., Morgan Stanley DW, Inc. and CitiGroup Global Markets, Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties for the Program.

     For such services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

     For the year ended December 31, 2004, the Program reimbursed MLIM $1,799 for certain accounting services.

     Certain officers and/or directors of the Program are officers of MLIM.

3. INVESTMENTS:

     Purchases and sales (including paydowns) of investments, excluding short-term securities, for the year ended December 31, 2004 were $35,817,581 and $46,115,770, respectively.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS:

     Transactions in capital shares were as follows:

FOR THE YEAR ENDED DECEMBER 31, 2004                           SHARES    DOLLAR AMOUNT
------------------------------------                          --------   -------------
Shares sold.................................................    58,880   $  1,276,427
Shares issued to shareholders in reinvestment of
  dividends.................................................   315,384      6,615,268
                                                              --------   ------------
Total issued................................................   374,264      7,891,695
Shares redeemed.............................................  (864,438)   (18,190,405)
                                                              --------   ------------
Net decrease................................................  (490,174)  $(10,298,710)
                                                              ========   ============

FOR THE YEAR ENDED DECEMBER 31, 2003                           SHARES    DOLLAR AMOUNT
------------------------------------                          --------   -------------
Shares sold.................................................   242,731   $  5,142,533
Shares issued to shareholders in reinvestment of
  dividends.................................................   327,680      6,981,869
                                                              --------   ------------
Total issued................................................   570,411     12,124,402
Shares redeemed.............................................  (821,160)   (17,435,705)
                                                              --------   ------------
Net decrease................................................  (250,749)  $ (5,311,303)
                                                              ========   ============

5. DISTRIBUTIONS TO SHAREHOLDERS:

     The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

                                                              12/31/2004   12/31/2003
                                                              ----------   ----------
Distributions paid from:
  Ordinary income...........................................  $7,332,093   $7,658,058
  Net long-term capital gains...............................          --       70,321
                                                              ----------   ----------
Total taxable distributions.................................  $7,332,093   $7,728,379
                                                              ==========   ==========

     As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income--net..........................   $       --
Undistributed long-term capital gains--net..................           --
                                                               ----------
Total undistributed earnings--net...........................           --
Capital loss carryforward...................................    (165,282)*
Unrealized gains--net.......................................    3,059,462**
                                                               ----------
Total accumulated earnings--net.............................   $2,894,180
                                                               ==========

 *On December 31, 2004, the Program had a net capital loss carryforward of $165,282, of which $17,760 expires in 2011 and $147,522 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

**The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the deferral of post-October capital losses for tax purposes.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS,
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GNMA Fund Investment Accumulation Program, Inc. (the "Program") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Program's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Program's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GNMA Fund Investment Accumulation Program, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2005

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

                                                             LENGTH OF TIME  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & AGE              POSITION(S) HELD WITH FUND  SERVED          DURING PAST 5 YEARS
-------------------------------  --------------------------  --------------  --------------------------------------------
INTERESTED DIRECTOR

TERRY K. GLENN (64)*             President and               2001 to         President and Chairman of the Merrill Lynch
P.O. Box 9011                    Director                    present         Investment Managers, L.P. ("MLIM")/Fund
Princeton, NJ 08543-9011                                                     Asset Management, L.P. ("FAM")-advised funds
                                                                             since 1999; Chairman (Americas Region) of
                                                                             MLIM from 2000 to 2002; Executive Vice
                                                                             President of MLIM and FAM (which terms as
                                                                             used herein include their corporate
                                                                             predecessors) from 1983 to 2002; President
                                                                             of FAM Distributors, Inc. ("FAMD") from 1986
                                                                             to 2002 and Director thereof from 1991 to
                                                                             2002; Executive Vice President and Director
                                                                             of Princeton Services, Inc. ("Princeton
                                                                             Services") from 1993 to 2002; President of
                                                                             Princeton Administrators, L.P. from 1989 to
                                                                             2002; Director of Financial Data Services,
                                                                             Inc. since 1985.


                                 NUMBER OF PORTFOLIOS  OTHER PUBLIC
                                 IN FUND COMPLEX       DIRECTORSHIPS
                                 OVERSEEN BY           HELD BY
NAME, ADDRESS & AGE              DIRECTOR              DIRECTOR
-------------------------------  --------------------  --------------------
INTERESTED DIRECTOR
TERRY K. GLENN (64)*             124 Funds             None
P.O. Box 9011                    163 Portfolios
Princeton, NJ 08543-9011

         * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the
           Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
           Princeton Administrators, L.P. The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

                                                             LENGTH OF TIME  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & AGE              POSITION(S) HELD WITH FUND  SERVED          DURING PAST 5 YEARS
-------------------------------  --------------------------  --------------  --------------------------------------------
INDEPENDENT DIRECTORS*

DAVID O. BEIM (63)               Director                    2003 to         Professor of Finance and Economics at the
P.O. Box 9095                                                present         Columbia University Graduate School of
Princeton, NJ 08543-9095                                                     Business since 1991; Chairman of Outward
                                                                             Bound U.S.A. from 1997 to 2001; Chairman of
                                                                             Wave Hill, Inc. since 1990; Trustee of
                                                                             Phillips Exeter Academy since 2002.

JAMES T. FLYNN (65)              Director                    2003 to         Chief Financial Officer of JP Morgan & Co.,
P.O. Box 9095                                                present         Inc. from 1990 to 1995 and an employee of JP
Princeton, NJ 08543-9095                                                     Morgan in various capacities from 1967 to
                                                                             1995.

W. CARL KESTER (53)              Director                    2003 to         Mizuho Financial Group Professor of Finance,
P.O. Box 9095                                                present         Senior Associate Dean and Chairman of the
Princeton, NJ 08543-9095                                                     MBA Program of Harvard University Graduate
                                                                             School of Business Administration since
                                                                             1999; James R. Williston Professor of
                                                                             Business Administration of Harvard
                                                                             University Graduate School of Business from
                                                                             1997 to 1999; MBA Class of 1977; Professor
                                                                             of Business Administration of Harvard
                                                                             University Graduate School of Business
                                                                             Administration from 1981 to 1997;
                                                                             Independent Consultant since 1978.

KAREN P. ROBARDS (54)            Director                    2003 to         President of Robards & Company, a financial
P.O. Box 9095                                                present         advisory firm, since 1987; formerly an
Princeton, NJ 08543-9095                                                     investment banker with Morgan Stanley for
                                                                             more than ten years; Director of Enable
                                                                             Medical Corp. since 1996; Director of
                                                                             Atricure, Inc. since 2000; Director of
                                                                             CinMuse Inc. from 1996 to 2000; Director of
                                                                             the Cooke Center for Learning and
                                                                             Development, a not-for-profit organization,
                                                                             since 1987.

                                 NUMBER OF PORTFOLIOS  OTHER PUBLIC
                                 IN FUND COMPLEX       DIRECTORSHIPS
                                 OVERSEEN BY           HELD BY
NAME, ADDRESS & AGE              DIRECTOR              DIRECTOR
-------------------------------  --------------------  --------------------
INDEPENDENT DIRECTORS*
DAVID O. BEIM (63)               14 Funds              None
P.O. Box 9095                    17 Portfolios
Princeton, NJ 08543-9095
JAMES T. FLYNN (65)              14 Funds              None
P.O. Box 9095                    17 Portfolios
Princeton, NJ 08543-9095
W. CARL KESTER (53)              1 Funds               None
P.O. Box 9095                    17 Portfolios
Princeton, NJ 08543-9095
KAREN P. ROBARDS (54)            10 Funds              None
P.O. Box 9095                    17 Portfolios
Princeton, NJ 08543-9095

       * The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
OFFICERS AND DIRECTORS (CONCLUDED)
--------------------------------------------------------------------------------

                                                             LENGTH OF TIME
NAME, ADDRESS & AGE              POSITION(S) HELD WITH FUND  SERVED
-------------------------------  --------------------------  --------------
FUND OFFICERS*

DONALD C. BURKE (44)             Vice President and          2001 to
P.O. Box 9011                    Treasurer                   present
Princeton, NJ 08543-9011

FRANK VIOLA (40)                 Vice President              2001 to
P.O. Box 9011                                                present
Princeton, NJ 08543-9011

TERESA L. GIACINO (42)           Vice President              2005 to
P.O. Box 9011                                                present
Princeton, NJ 08543-9011

JEFFREY HILLER (53)              Chief Compliance Officer    2004 to
P.O. Box 9011                                                present
Princeton, NJ 08543-9011

ALICE A. PELLEGRINO (44)         Secretary                   2004 to
P.O. Box 9011                                                present
Princeton, NJ 08543-9011


NAME, ADDRESS & AGE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------  ------------------------------------------------------------
FUND OFFICERS*
DONALD C. BURKE (44)             First Vice President of MLIM and FAM since 1997 and
P.O. Box 9011                    Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011         Treasurer of Princeton Services since 1999 and Director
                                 since 2004; Vice President of FAMD since 1999; Director of
                                 Taxation of MLIM from 1990 to 2001.
FRANK VIOLA (40)                 Managing Director (Fixed Income) of MLIM since 1997;
P.O. Box 9011                    Treasurer of Merrill Lynch Bank & Trust from 1996 to 1997
Princeton, NJ 08543-9011         and Vice President of Merrill Lynch Capital Markets from
                                 1993 to 1996.
TERESA L. GIACINO (42)           Vice President of MLIM (Global Fixed Income) since 1992.
P.O. Box 9011
Princeton, NJ 08543-9011
JEFFREY HILLER (53)              Chief Compliance Officer of the MLIM/FAM-advised funds and
P.O. Box 9011                    First Vice President and Chief Compliance Officer of MLIM
Princeton, NJ 08543-9011         since 2004; Global Director of Compliance at Morgan Stanley
                                 Investment Management from 2002 to 2004; Managing Director and Global Director.
ALICE A. PELLEGRINO (44)         Secretary of MLIM, FAM, FAMD and Princeton Services since
P.O. Box 9011                    2004; Director (Legal Advisory) of MLIM since 2002; Vice
Princeton, NJ 08543-9011         President of MLIM from 1999 to 2002; Attorney associated
                                 with MLIM since 1997.

       * Officers of the Fund serve at the pleasure of the Board of Directors.

       Further information about the Fund's Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


CUSTODIAN AND TRANSFER AGENT
                                ----------------------------------------------------------------

The Bank of New York             Effective January 1, 2005, Terry K. Glenn retired as
P.O. Box 974                     President and Director of The GNMA Fund Investment
Wall Street Station              Accumulation Program, Inc. The Program's Board of Directors
New York, NY 10286-0974          wishes Mr. Glenn well in his retirement.
                                 Effective January 1, 2005, Robert C. Doll, Jr. became
                                 President and Director of the Program.
                                ----------------------------------------------------------------

--------------------------------------------------------------------------------

THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

The Program files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Program's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Program's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Program unless preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Program uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www/sec.gov. Information about how the Program voted proxies relating to securities held in Program's portfolio during the most recent 12-month period ended June 30 is available
(1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

GNMA-12/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
            (ii) each audit committee financial expert is independent: (1) David
            O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

            The registrant's board of directors has determined that David O. Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

            Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 11 years.

            Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

            Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 -    Principal Accountant Fees and Services

            (a) Audit Fees -         Fiscal Year Ending December 31, 2004 -
                                      $25,000
                                     Fiscal Year Ending December 31, 2003 -
                                      $25,000

            (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                     Fiscal Year Ending December 31, 2003 - $0

            (c) Tax Fees  -          Fiscal Year Ending December 31, 2004 -
                                      $5,200
                                     Fiscal Year Ending December 31, 2003 -
                                      $5,200

            The nature of the services include tax compliance, tax advice and tax planning.

            (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                     Fiscal Year Ending December 31, 2003 - $0

            (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) 0%

            (f) Not Applicable

            (g) Fiscal Year Ending December 31, 2004 - $11,926,355
                Fiscal Year Ending December 31, 2003 - $18,621,495

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5  -   Audit Committee of Listed Registrants - Not Applicable

Item 6  -   Schedule of Investments - Not Applicable

Item 7  -   Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies - Not Applicable

Item 8  -   Portfolio Managers of Closed-End Management Investment Companies -
            Not Applicable

Item 9  -   Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -   Controls and Procedures

11(a)   -   The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b)   -   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17
            CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1)-   Code of Ethics - See Item 2

12(a)(2)-   Certifications - Attached hereto

12(a)(3)-   Not Applicable

12(b)  -    Certifications - Attached hereto

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            The GNMA Fund Investment Accumulation Program, Inc.

            By: /s/ Robert C. Doll, Jr.
                --------------------------------------------------
                Robert C. Doll, Jr.,
                Chief Executive Officer of
                The GNMA Fund Investment Accumulation Program, Inc.

            Date: February 24, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            By: /s/ Robert C. Doll, Jr.
                ---------------------------------------------------
                Robert C. Doll, Jr.,
                Chief Executive Officer of
                The GNMA Fund Investment Accumulation Program, Inc.

            Date: February 24, 2005

            By: /s/ Donald C. Burke
                ---------------------------------------------------
                Donald C. Burke,
                Chief Financial Officer of
                The GNMA Fund Investment Accumulation Program, Inc.

            Date: February 24, 2005